Ally Master Owner Trust
Monthly Servicing Report
June 16, 2014

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of May 31, 2014

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$17,028,728,454.00	490,967	$34,684.06	90.12%
Used Auto	$1,737,717,223.29	91,152	$19,063.95	9.20%
Medium Duty Trucks	$20,966,058.85	521	$40,241.96	0.11%
Less Dealer Reserve	$1,433,919,911.38
Total	$17,353,491,824.76	582,640		99.43%

Ally Bank Retained Receivables
New Auto	$38,326,622.53	1,092	$35,097.64	0.20%
Used Auto	$7,357,650.35	238	$30,914.50	0.04%
Medium Duty Trucks	$35,540.33	1	$35,540.33	0.00%
DPP	$61,643,794.83	1,952	$31,579.81	0.33%
Other	$0.00	0	$—	0.00%
Total	$107,363,608.04	3,283		0.57%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$17,460,855,432.80	585,923		100.00%
Dealer Reserve	$1,433,919,911.38
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$18,894,775,344.18	585,923		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$16,881,714,144.12	2,471	89.35%
Limited	Eligible	$1,892,400,040.60	335	10.02%
Programmed	Eligible	$2,344,610.00	4	0.01%
No-Credit	Eligible	$10,952,941.42	15	0.06%
Satisfactory	Ineligible	$92,082,945.23	N/A	0.49%
Limited	Ineligible	$3,676,465.79	N/A	0.02%
Programmed	Ineligible	$5,556,512.00	N/A	0.03%
No-Credit	Ineligible	$6,047,685.02	N/A	0.03%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$18,894,775,344.18	2,825	100.00%

			# of	% of Total
			Vehicles	Pool
Total Pool Balance by Age Distribution
1-120 Days		$13,697,066,327.89	427,112	72.49%
121-180 Days		$2,107,613,752.92	64,577	11.15%
181-270 Days		$2,247,899,183.35	68,476	11.90%
Over 270 Days		$842,196,080.02	25,758	4.46%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$18,894,775,344.18	585,923	100.00%

This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.